Expenses by nature - (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Technology service fees	¥ 1,038,922,000	¥ 1,651,831,000	¥ 2,225,130,000
Employee benefit expenses (Note 8)	928,953,000	1,203,152,000	1,519,518,000
Outsourcing Labor Costs	102,876,000	402,983,000	512,013,000
Amortization of intangible assets (Note 15)	47,742,000	91,746,000	135,212,000
Depreciation of property and equipment (Note 14)	51,889,000	68,729,000	106,118,000
Purchase costs of products	63,502,000	60,902,000	183,956,000
Business origination fee	16,249,000	53,419,000	251,424,000
Travelling expenses	40,470,000	40,125,000	38,403,000
Marketing and advertising fees	23,219,000	33,319,000	41,276,000
Professional service fees	26,789,000	29,432,000	43,620,000
Auditor's remuneration
-Audit related	11,650,000	15,847,000	14,319,000
-Non-audit	2,778,000	609,000	2,830,000
Impairment charge on intangible assets	2,392,000	5,851,000	10,208,000
Listing expenses			69,857,000
Others	79,468,000	109,570,000	100,998,000
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	¥ 2,436,899,000	¥ 3,767,515,000	¥ 5,254,882,000